Capital Structure, Financial Risk and Related Items - Maturity profile of our marketable securities (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 13,268	kr 12,431
Not later than one year [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current		6,254
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	6,742	3,660
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	3,717	1,801
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	2,175	219
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	232	45
Later than five years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 402	kr 452